Investment Strategy	Sep. 17, 2025
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following information is added as the second to last paragraph in the section “Fund Summary – Principal Investment Strategy” in the prospectus for each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

The fund’s portfolio manager(s) focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the fund’s portfolio manager(s) use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The fund’s portfolio manager(s) actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector’s relative value at a given time.

BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following information is added as the second to last paragraph in the section “Fund Summary – Principal Investment Strategy” in the prospectus for each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

The fund’s portfolio manager(s) focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the fund’s portfolio manager(s) use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The fund’s portfolio manager(s) actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector’s relative value at a given time.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following information is added as the second to last paragraph in the section “Fund Summary – Principal Investment Strategy” in the prospectus for each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

The fund’s portfolio manager(s) focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the fund’s portfolio manager(s) use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The fund’s portfolio manager(s) actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector’s relative value at a given time.